Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares	The following table shows calculation of both basic and diluted number of weighted average outstanding shares for the three and six months ended June 30, 2021 and 2022:

	Three months ended June 30,		Six months ended June 30,
	2021	2022	2021	2022

Basic and diluted income available to common stockholders (in thousands)	$260	$14,022	$3,080	$41,060
Basic weighted average number of shares:	55,971,121	77,265,022	55,935,859	77,229,234
Effect of dilutive potential share options:	335,436	317,802	337,674	321,658

Diluted weighted average number of shares	56,306,557	77,582,824	56,273,533	77,550,892